Revenue (Movement In Deferred Revenue) (Details) $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
Revenue [Abstract]
Balance at beginning of period	$ 183
Deferral of revenue	408
Recognition of deferred revenue	(406)
Balance at end of period	$ 185